Average Annual Total Returns{- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Investor PRO-11 - Asset Manager Portfolio	VIP Asset Manager Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	14.77%	8.53%	7.26%	18.40%	15.22%	13.88%	12.71%	8.89%	7.55%